Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Effects of Derivative Instruments on the Consolidated Statements of Operations

The effects of derivative instruments on the consolidated statements of operations for Fiscal 2015 and Fiscal 2014 are as follows:

	Gain (loss) Recognized in OCI		Loss Reclassified from AOCI into Income
	Fiscal 2015	Fiscal 2014	Fiscal 2015	Fiscal 2014
Diesel fuel swap	$2,002	$(2,002)	$(2,946)	$(64)
Natural gas swap	292	(292)	(427)	(87)

	$2,294	$(2,294)	$(3,373)	$(151)